Document and Entity Information	Feb. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2025
Entity File Number	001-34167
Entity Registrant Name	ePlus inc.
Entity Central Index Key	0001022408
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-1817218
Entity Address, Address Line One	13595 Dulles Technology Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171-3413
City Area Code	703
Local Phone Number	984-8400
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	PLUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false